Annual Notice of Securities sold Pursuant to Rule 24F-2
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:

    Principal Preservation Portfolios, Inc.
    215 N. Main Street
    West Bend, WI 53095

2.  Name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not liest series of classes):

    X

3.  Investment Company Act File Number:

    811-4401

    Securities Act File Number:

    33-12

4(a).  Last day of fiscal year for which this Form is filed:

       December 31, 1997

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)  Aggregate sales price of securities sold during the
         fiscal year pursuant to section 24(f):                     $494,189,275

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:           $433,516,119

    (iii)Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:                            $____________

    (iv) Total available redemption credits {add Items 5(ii)
         and 5(iii):                                               -$433,516,119

    (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
         {subtract Item 5(iv) from Item 5(i)}:                      $ 60,673,156

    (vi) Redemption credits available for use in future years $(_____________) ___if Item 5(i) is less than Item 5(iv) {subtract
         Item 5(iv) from Item 5(i)}:

    (vii)Multiplier for determining registration fee (See
    Instruction C.9):                                               x    .000295

    (viii)Registration fee due {multiply Item 5(v) by Item
          5(vii) (enter "0" if no fee is due):                      =$    17,899

    6.  Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        ____________________.

     7.  Interest due - if this form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):        +$_________